UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) January 22, 2019

NAVITAS CREDIT CORP. 1

(Exact name of securitizer as specified in its charter)

025-02595	0001665047
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Richard Pfaltzgraff, (856) 751-3700 Ext. 105

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

1 Navitas Credit Corp., as securitizer, is filing this Form ABS-15G in respect of the following asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period: Navitas Equipment Receivables LLC 2013-1 and Navitas Equipment Receivables LLC 2015-1.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Item 1.03.	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Navitas Equipment Receivables LLC 2013-1 has no asset-backed securities outstanding held by non-affiliates (“Outstanding”). The date of the last payment on the last asset-backed security Outstanding that was issued by Navitas Equipment Receivables LLC 2013-1 was February 15, 2017.

Navitas Equipment Receivables LLC 2015-1 has no asset-backed securities Outstanding. The date of the last payment on the last asset-backed security Outstanding that was issued by Navitas Equipment Receivables LLC 2015-1 was August 15, 2018.

Pursuant to Rule 15Ga-1(c)(3), Navitas Credit Corp. hereby provides notice that its duty under Rule 15Ga-1(c)(2) to file periodically the disclosures required by Rule 15Ga-1(a) is terminated with respect to Navitas Equipment Receivables LLC 2013-1 and Navitas Equipment Receivables LLC 2015-l.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Navitas Credit Corp. (Securitizer)

By:	/s/ Richard Pfaltzgraff
	Name: Title:	Richard Pfaltzgraff Senior Vice President and Chief Financial Officer

Date: January 22, 2019